COMMITMENTS AND CONTINGENCIES (Details) - USD ($)			9 Months Ended	12 Months Ended
	Oct. 29, 2021	Sep. 24, 2020	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 29, 2022	Jan. 01, 2022
COMMITMENTS AND CONTINGENCIES
Letter of Credit, Issuer Name [Extensible Enumeration]		nehc:WestTexasNationalBankMember
Irrevocable standby letter of credit
COMMITMENTS AND CONTINGENCIES
Amount under LOC	$ 425,000	$ 25,000				$ 920,000	$ 650,000
Letter of Credit, Issuer Name [Extensible Enumeration]		nehc:WestTexasNationalBankMember
Interest rate	4.25%	4.25%
Amount drawn down	$ 0		$ 0	$ 0	$ 0